CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, Par value (in dollars per share)	$ 0.0001
Preferred stock, authorized (in shares)	10,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	690,000,000
Common stock, issued (in shares)	137,836,028	106,721,864
Common stock, outstanding (in shares)	137,836,028	106,721,864